Other Income And Other Expenses (Table)	12 Months Ended
Dec. 31, 2022
Other Income And Expenses [Abstract]
Summary of Other Income
Other income

(€‘000)	For the year ended December 31,
	2022	2021	2020
Grant income (RCA’s)	1 137	2 731	2 311
Grant income (Other)	910	1 448	779
Remeasurement of RCA’s	1 447	—	933
R&D tax credit	462	687	657
Gain on sale of CTMU activities	5 187	—	—
Gain on sales of Property, plant & equipment	—	—	35
Remeasurement of Leases	169	—	—
Other	48	43	17

Total Other Income	9 360	4 909	4 731

Summary of Other Expenses
Other expenses

(€‘000)	For the year ended December 31,
	2022	2021	2020
Clinical Development milestone payment	—	—	69
Remeasurement of RCA’s	—	328	—
Loss on disposals of Property, plant & equipment	132	1	10
Loss on disposals of Intangible assets	58	—	—
Amendment fees on license agreement	—	1 104	—
Other	149	33	35

Total Other Expenses	339	1 466	114